Financial Instruments - Narrative (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [Line Items]
Borrowings	$ 11,228	$ 12,385
Net realized loss on crude oil contracts	467
Estimated fair value of contingent payment	0	236
Acquisition From ConocoPhillips Company
Disclosure of detailed information about financial instruments [Line Items]
Estimated fair value of contingent payment	177
Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [Line Items]
Debt, fair value	$ 10,700	$ 13,700